First Trust Lunt US Factor Rotation ETF
Summary Information
Investment Objective

The First Trust Lunt U.S. Factor Rotation ETF (the "Fund"), seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Lunt Capital Large Cap Factor Rotation Index (the "Index").

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	First Trust Lunt US Factor Rotation ETF First Trust Lunt US Factor Rotation ETF
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	First Trust Lunt US Factor Rotation ETF First Trust Lunt US Factor Rotation ETF
Management Fees	0.65%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.65%
[1]	"Other Expenses" is an estimate based on the expenses the Fund expects to incur for the current fiscal year.

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption	1 Year	3 Years
First Trust Lunt US Factor Rotation ETF | First Trust Lunt US Factor Rotation ETF | USD ($)	66	208

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Principal Investment Strategies

The Fund will normally invest at least 90% of its net assets (including investment borrowings) in common stocks that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Fund's investment advisor seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation.

The Index is owned and was developed by Lunt Capital Management, Inc. (the "Index Provider"). The Index is calculated and maintained by Nasdaq, Inc. The Index is designed to provide exposure to U.S. large cap equities grouped into four separate factors, with factors emphasized within the Index as they come into favor in the U.S. marketplace. The Index utilizes the Index Provider's risk-adjusted relative strength methodology to rotate among eight sub-indices, each of which exhibits characteristics of one of the four primary factors: momentum, value, quality and volatility. The Index Provider's risk-adjusted relative strength score is designed to identify the sub-indices with the greatest return potential with the least amount of risk and is calculated as the return per unit of risk for each sub-index, measured as the standard deviation of returns over the course of the prior 12-months for each sub-index. The four factors are defined as follows:

  Momentum is the statistical measurement of the price performance of a security versus a market average, another security or a universe of securities.
  Value is the statistical measurement of a security's price relative to the fundamental value of that security which is determined using book value to price, cash flow to price and return on assets.
  Quality is the statistical measurement of the strength of a security's fundamentals including primarily consistency of earnings, margins, price returns and return on equity.
  Volatility is the statistical measurement of the magnitude of up and down price fluctuations over time for a security.

There are two sub-indices for each of the four factors, with each sub-index representing one end of the spectrum for stocks exhibiting the greatest and least characteristics of that factor (see below).

Security selection for the Index will be conducted in the following manner:

1.The selection universe of the Index begins with eight sub-indices, two for each of the four factors described above. Each sub-index is comprised of 50 securities from the Nasdaq US 500 Large Cap Index. For each factor, there is one sub-index exhibiting a high amount of characteristics of that factor, and one sub-index exhibiting a low amount. The eight sub-indices are:

i.Nasdaq Factor Family US Momentum Index: The Nasdaq Factor Family US Momentum Index seeks to select a portfolio of securities exhibiting high momentum characteristics. The index selects 50 securities from the Nasdaq US 500 Large Cap Index based on a Momentum Score that evaluates the average of the trailing 12-month, 9-month, 6-month, 3-month and 1-month returns.

ii.Nasdaq Factor Laggard US Momentum Index: The Nasdaq Factor Laggard US Momentum Index seeks to select a portfolio of securities exhibiting low momentum characteristics. The index selects 50 securities from the Nasdaq US 500 Large Cap Index based on a Momentum Score that evaluates the average of the trailing 12-month, 9-month, 6-month, 3-month and 1-month returns.

iii.Nasdaq Factor Family US Value Index: The Nasdaq Factor Family US Value Index seeks to select a portfolio of securities exhibiting the highest scores for valuation characteristics. The index selects 50 securities from the Nasdaq US 500 Large Cap Index based on a Value Score that evaluates several factors including book value to price, sales enterprise value and earnings to price.

iv.Nasdaq Factor Laggard US Value Index: The Nasdaq Factor Laggard US Value Index seeks to select a portfolio of securities exhibiting the lowest scores for valuation characteristics. The index selects 50 securities from the Nasdaq US 500 Large Cap Index based on a Value Score that evaluates several factors including book value to price, sales enterprise value and earnings to price.

v.Nasdaq Factor Family US Quality Index: The Nasdaq Factor Family US Quality Index seeks to select a portfolio of securities exhibiting high quality characteristics. The index selects 50 securities from the Nasdaq US 500 Large Cap Index based on a Quality Score that evaluates several factors including earnings per share, operating margin, sales growth and return on equity.

vi.Nasdaq Factor Laggard US Quality Index: The Nasdaq Factor Laggard US Quality Index seeks to select a portfolio of securities exhibiting low quality characteristics. The index selects 50 securities from the Nasdaq US 500 Large Cap Index based on a Quality Score that evaluates several factors including earnings per share, operating margin, sales growth and return on equity.

vii.Nasdaq Factor Family US Low Volatility Index: The Nasdaq Factor Family US Low Volatility Index seeks to select a portfolio of securities exhibiting low volatility characteristics. The index selects 50 securities from the Nasdaq US 500 Large Cap Index based on a Volatility Score which evaluates realized volatility over trailing 12-month, 9-month, 6-month, 3-month and 1-month time periods.

viii.Nasdaq Factor Laggard US Low Volatility Index: The Nasdaq Factor Laggard US Low Volatility Index seeks to select a portfolio of securities exhibiting high volatility characteristics. The index selects 50 securities from the Nasdaq US 500 Large Cap Index based on a Volatility Score which evaluates realized volatility over trailing 12-month, 9-month, 6-month, 3-month and 1-month time periods.

2.The Index Provider applies proprietary, risk-adjusted relative strength rules to each pair of Nasdaq factors to determine which side (i.e. high or low) is believed to offer the greatest potential to outperform. The "Risk-Adjusted Score" is the return per unit of risk of the sub-index, measured as the standard deviation of returns over the course of the prior 12 months.

3.The Index Provider selects the highest ranked side (i.e. high or low) of each of the four factors for inclusion in the Index. The selection is binary for each pair with either the high or low sub-index being selected for inclusion.

4.The Index is evaluated on a monthly basis on the final trading day of each month. The Index will invest in the underlying equity securities of the sub-indices selected in step (3) at the end of each month. Sub-indices selected in step (3) that are already included in the Index (if any) remain unchanged and the aggregate weight of the sub-indices that are removed is redistributed equally to the new sub-indices.

The sub-indices are composed of U.S. large cap equity securities weighted by factor score within each sub-index, with the highest scoring security receiving the highest weight. The momentum, value and volatility sub-indices are rebalanced semi-annually and the quality sub-indices are rebalanced annually. As of July 16, 2018, the market capitalization range of securities in the Index was $7.832 billion to $881.9 billion. The Index will consist of between approximately 150 to 200 securities at any time. As of July 17, 2018, the Index comprised 166 market cap-weighted securities.

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Principal Risks

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant (as defined in the "Frequent Purchases and Redemptions" Section) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to the Fund's net asset value and possibly face delisting.

CONCENTRATION RISK. The Fund will be concentrated in the securities of an individual industry if the Fund's corresponding Index is concentrated in an individual industry. A concentration makes the Fund more susceptible to any single occurrence affecting the industry and may subject the Fund to greater market risk than more diversified funds.

CYBER SECURITY RISK. As the use of Internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund's third party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third party service providers.

EQUITY SECURITIES RISK. Because the Fund invests in equity securities, the value of the Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

FLUCTUATION OF NET ASSET VALUE RISK. The net asset value of shares of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for shares on the Exchange. The Fund's investment advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed either in-kind or for cash in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Fund's investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained.

MARKET CAPITALIZATION RISK. Because of market movement, there can be no assurance that the securities held by the Fund will stay within the given market capitalization range. As a result, the Fund may be exposed to additional risk or investors may not be given the opportunity to invest fully in a certain market capitalization range.

MARKET MAKER RISK. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund's shares are trading on the Exchange, which could result in a decrease in value of the Fund's shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NEW FUND RISK. The Fund currently has fewer assets than larger funds, and like other new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

NON-CORRELATION RISK. The Fund's return may not match the return of the Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, the Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

PASSIVE INVESTMENT RISK. The Fund is not actively managed. The Fund invests in securities included in or representative of its Index regardless of their investment merit. The Fund generally will not attempt to take defensive positions in declining markets. In the event that the Index is no longer calculated, the Index license is terminated or the identity or character of the Index is materially changed, the Fund will seek to engage a replacement index.

PORTFOLIO TURNOVER RISK. The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to the sub-indices. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

REPLICATION MANAGEMENT RISK. The Fund is exposed to additional market risk due to its policy of investing principally in the securities included in the Index. As a result of this policy, securities held by the Fund will generally not be bought or sold in response to market fluctuations.

TRADING ISSUES RISK. Although the shares of the Fund are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. Market makers are under no obligation to make a market in the Fund's shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. In the event market makers cease making a market in the Fund's shares or authorized participants stop submitting purchase or redemption orders for Creation Units, Fund shares may trade at a larger premium or discount to their net asset value. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small or the Fund does not have enough shareholders

Performance

The Fund does not have a performance history. Once available, the Fund's performance information, and information that gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance, will be available on the Fund's website at www.ftportfolios.com. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.